UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:            Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

FORM N-Q
JUNE 30, 2010

Schedule of investments (unaudited)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 103.7%

Education — 13.4%

Albany, Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC, LOC-TD Bank N.A.	0.280%	7/1/10	$6,180,000	$6,180,000	(a)
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.320%	7/1/10	25,000,000	25,000,000	(a)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.240%	7/1/10	17,830,000	17,830,000	(a)
Culinary Institute of America, LOC-TD Banknorth N.A.	0.280%	7/1/10	4,775,000	4,775,000	(a)
Non-State Supported Debt, Culinary Institute of America, XLCA, LOC-TD Banknorth N.A.	0.280%	7/1/10	1,925,000	1,925,000	(a)
Non-State Supported Debt, D’ Youville College, LOC-Keybank N.A.	0.380%	7/1/10	5,340,000	5,340,000	(a)
Non-State Supported Debt, Rockefeller University	0.240%	7/1/10	7,000,000	7,000,000	(a)
Non-State Supported Debt, St. John Fisher College, LOC-RBS Citizens N.A.	0.270%	7/1/10	6,835,000	6,835,000	(a)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.220%	7/7/10	12,355,000	12,355,000	(a)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.240%	7/7/10	12,000,000	12,000,000	(a)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.250%	7/1/10	68,100,000	68,100,000	(a)
State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A.	0.240%	7/1/10	10,765,000	10,765,000	(a)
State Supported Debt, University of Rochester, LOC-HSBC Bank USA N.A.	0.130%	7/1/10	4,400,000	4,400,000	(a)
State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.130%	7/1/10	20,325,000	20,325,000	(a)
Wagner College, LOC-Morgan Guarantee Trust	0.240%	7/7/10	2,955,000	2,955,000	(a)
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.190%	7/7/10	3,690,000	3,690,000	(a)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.130%	7/1/10	15,700,000	15,700,000	(a)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.280%	7/1/10	5,500,000	5,500,000	(a)

Total Education				230,675,000

Finance — 5.4%

Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.	0.240%	7/7/10	15,000,000	15,000,000	(a)
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.130%	7/1/10	11,500,000	11,500,000	(a)
Future Tax Secured, Subordinated, SPA-Landesbank Hessen-Thuringen	0.130%	7/1/10	1,500,000	1,500,000	(a)
New York City Recovery, Subordinated, SPA-Bank of New York	0.200%	7/7/10	9,810,000	9,810,000	(a)
SPA-Wachovia Bank N.A.	0.100%	7/1/10	1,450,000	1,450,000	(a)
New York City, NY, TFA, New York City Recovery Project Revenue:
SPA-Royal Bank of Canada	0.130%	7/1/10	16,730,000	16,730,000	(a)
Subordinated, LIQ-Dexia Credit Local	0.160%	7/1/10	10,800,000	10,800,000	(a)
Subordinated, LIQ-Landesbank Hessen-Thuringen	0.130%	7/1/10	11,300,000	11,300,000	(a)
Subordinated, SPA-Royal Bank of Canada	0.130%	7/1/10	5,005,000	5,005,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Finance — continued

New York State LGAC:
LOC-Bank of Nova Scotia	0.240%	7/7/10	$9,600,000	$9,600,000	(a)
LOC-Societe Generale	0.220%	7/7/10	800,000	800,000	(a)

Total Finance				93,495,000

General Obligation — 23.3%

Albany, NY, City School District, GO, BAN	1.500%	6/24/11	11,201,166	11,285,102
Albany, NY, GO, BAN	2.000%	7/8/11	27,750,270	28,086,048	(b)
Ardsley, NY, Union Free School District, GO, BAN	1.000%	9/15/10	1,815,000	1,816,220
Batavia, NY, City School District, GO	1.000%	12/30/10	2,950,000	2,952,045
Cairo Durham, NY, CSD, GO, BAN	1.500%	6/24/11	5,084,098	5,107,784
Canandaigua, NY, City School District, GO, BAN	1.000%	6/30/11	6,350,000	6,357,726
Chenango, NY, GO, BAN	1.000%	2/24/11	1,016,000	1,017,182
Chittenango, NY, CSD, GO:
BAN	1.500%	6/30/11	2,700,000	2,709,639	(b)
BAN	1.500%	7/8/11	932,100	935,502	(b)
Commonwealth of Puerto Rico, GO:
AGM, SPA-Dexia Bank	0.300%	7/1/10	29,340,000	29,340,000	(a)
AGM, SPA-Dexia Credit Local	0.330%	7/1/10	8,000,000	8,000,000	(a)
Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/10	100,000	100,000	(a)
Public Improvements, AGM, SPA-Dexia Credit Local	0.300%	7/1/10	33,000,000	33,000,000	(a)
Public Improvements, AGM, SPA-JPMorgan Chase	0.310%	7/1/10	21,400,000	21,400,000	(a)
Refunding, Public Improvements, AGM, LOC- Wells Fargo Bank N.A.	0.100%	7/1/10	500,000	500,000	(a)
Corning, NY, City School District, GO, BAN	1.250%	6/24/11	3,210,000	3,224,672
Downsville, NY, CSD, GO, BAN	1.750%	6/30/11	11,071,959	11,125,290
Dunkirk, NY, GO, BAN	1.500%	3/30/11	2,400,000	2,405,294
East Fishkill, NY, GO, BAN	1.250%	4/13/11	1,077,000	1,079,587
East Moriches, NY, Union Free School District, GO, TAN	1.500%	6/23/11	4,655,000	4,669,813
Edgemont, NY, Union Free School District of Greenburgh, GO, TAN	1.000%	1/14/11	2,300,000	2,304,715	(b)
Fairport, NY, CSD, GO, BAN	2.000%	7/16/10	10,000,000	10,006,341
Fulton City, NY, School District, GO, BAN	2.000%	7/23/10	10,000,000	10,005,364
Hilton, NY, CSD, GO:
BAN	1.250%	6/23/11	1,336,944	1,338,945
RAN	1.000%	10/29/10	2,300,000	2,301,347
Holland Patent, NY, CSD, GO, BAN	1.000%	9/23/10	1,530,000	1,530,614
Islip, NY, Union Free School District No. 002, GO, BAN	1.000%	3/25/11	2,780,000	2,788,887
Ithaca City, NY, School District, GO, BAN	2.000%	7/9/10	20,000,000	20,006,939
Jordan-Elbridge, NY, CSD, GO, BAN	1.500%	6/24/11	1,035,153	1,036,650
Lancaster Town, NY, GO, BAN	2.000%	7/22/10	9,280,000	9,286,888
Lancaster, NY, CSD, GO, BAN	2.000%	7/1/10	9,000,000	9,000,000
Leray, NY, GO, BAN	1.500%	12/15/10	1,985,000	1,988,052
Livingston County, NY, GO, BAN	1.000%	2/11/11	1,750,000	1,753,321
Maine-Endwell, NY, CSD, GO, BAN	1.500%	6/29/11	7,435,000	7,489,274
Middletown, NY, GO, BAN	1.000%	2/24/11	1,700,000	1,701,308
Mount Pleasant, NY, CSD, GO, BAN	1.000%	11/5/10	1,900,000	1,901,938	(b)
New York City, NY, NATL, SPA-Bank of Nova Scotia	0.130%	7/1/10	1,700,000	1,700,000	(a)
New York City, NY, GO	5.000%	8/1/10	800,000	803,100
New York City, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.170%	7/1/10	480,000	480,000	(a)
LIQ-Dexia Credit Local	0.160%	7/1/10	7,200,000	7,200,000	(a)
LOC-U.S. Bank N.A.	0.160%	7/1/10	7,400,000	7,400,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

General Obligation — continued

SPA-Calyon Bank	0.250%	7/1/10	$19,900,000	$19,900,000	(a)
SPA-Wells Fargo Bank N.A.	0.100%	7/1/10	21,090,000	21,090,000	(a)
Subordinated, LOC-Bank of America	0.150%	7/1/10	200,000	200,000	(a)
Subordinated, LOC-BNP Paribas	0.190%	7/7/10	1,500,000	1,500,000	(a)
Subordinated, LOC-JPMorgan Chase	0.220%	7/7/10	2,400,000	2,400,000	(a)
Subordinated, NATL, SPA-Wells Fargo Bank N.A.	0.130%	7/1/10	2,800,000	2,800,000	(a)
New York, NY, GO:
AGM	0.170%	7/1/10	1,600,000	1,600,000	(a)
AGM, SPA-State Street Bank & Trust Co.	0.170%	7/1/10	10,700,000	10,700,000	(a)
LOC-JPMorgan Chase	0.150%	7/1/10	685,000	685,000	(a)
North Shore, NY, CSD, GO, TAN	1.250%	6/23/11	3,875,000	3,897,862	(b)
Olean, NY, City School District, GO, BAN	1.500%	6/22/11	1,540,000	1,544,326
Orangetown, NY, GO, BAN	1.500%	12/7/10	5,575,000	5,600,375
Owego Town, NY, GO, BAN	1.000%	1/27/11	2,814,000	2,815,201
Rockland County, NY, GO, BAN	1.250%	8/13/10	6,700,000	6,705,897
Rome City, NY, School District, GO, BAN	2.000%	7/16/10	10,000,000	10,002,840
Rotterdam-Mohonasen, NY, CSD, GO, BAN	1.500%	7/8/11	13,642,870	13,751,194	(b)
Sandy Creek, NY, CSD, GO, BAN	1.500%	7/8/11	2,450,000	2,456,272	(b)
Sherburne Earleville, NY, CSD, GO, BAN	1.750%	6/30/11	1,894,852	1,905,680
Stony Point, NY, GO, BAN	1.500%	6/15/11	834,099	837,488
Suffolk County, NY, GO, TAN	2.000%	8/12/10	780,000	781,490
Tarrytown, NY, GO, BAN	1.500%	5/26/11	5,400,000	5,444,975
Tonawanda, NY, GO, BAN	1.250%	6/16/11	1,664,000	1,668,416
Valley CSD of Montgomery, NY, GO, BAN	1.000%	2/25/11	6,750,000	6,764,011

Total General Obligation				402,186,614

Health Care — 3.9%

Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.240%	7/7/10	9,500,000	9,500,000	(a)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.190%	7/7/10	11,300,000	11,300,000	(a)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Catholic Health System, LOC-HSBC Bank USA N.A.	0.270%	7/1/10	2,470,000	2,470,000	(a)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center, LOC-Bank of America N.A.	0.210%	7/7/10	10,000,000	10,000,000	(a)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.250%	7/1/10	4,550,000	4,550,000	(a)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Saint Elizabeth Medical Center Facility, LOC-HSBC Bank	0.280%	7/1/10	6,450,000	6,450,000	(a)
Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank	0.270%	7/1/10	8,000,000	8,000,000	(a)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.310%	7/1/10	10,950,000	10,950,000	(a)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.270%	7/1/10	3,800,000	3,800,000	(a)

Total Health Care				67,020,000

Housing: Multi-Family — 17.1%

New York City, NY, HDC, MFH Rent Revenue:
100 Jane Street Development, FNMA	0.230%	7/7/10	8,000,000	8,000,000	(a)(c)
Balton LLC, FHLMC, LOC- Bank of America N.A.	0.220%	7/7/10	14,875,000	14,875,000	(a)
Royal Properties, LIQ-FNMA	0.190%	7/7/10	10,700,000	10,700,000	(a)
New York City, NY, HDC, MFH Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Housing: Multi-Family — continued

3463 Third Avenue Realty LLC, LOC-Citibank N.A.	0.240%	7/7/10	$3,150,000	$3,150,000	(a)(c)
BX Parkview Associates LLC, LOC-Citibank N.A.	0.270%	7/7/10	5,935,000	5,935,000	(a)(c)
LIQ-Dexia Credit Local	0.170%	7/1/10	4,640,000	4,640,000	(a)(c)
Marseilles LLC, LOC-Citibank N.A.	0.190%	7/7/10	300,000	300,000	(a)
Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.	0.250%	7/7/10	3,490,000	3,490,000	(a)(c)
New York City, NY, HDC, Mortgage Revenue, Queens Family Courthouse Apartment, LOC- Citibank N.A.	0.270%	7/7/10	22,100,000	22,100,000	(a)(c)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
20 Exchange Place, LOC-Landesbank Hessen-Thuringen	0.280%	7/7/10	5,005,000	5,005,000	(a)
201 Pearl Street Development, LIQ-FNMA	0.240%	7/7/10	5,500,000	5,500,000	(a)
Boricua Village Apartments, LOC-Citibank N.A.	0.270%	7/7/10	17,300,000	17,300,000	(a)(c)
Las Casas Development, LOC-Bank of America N.A.	0.230%	7/7/10	10,000,000	10,000,000	(a)(c)
Markham Gardens Apartments, LOC-Citibank N.A.	0.230%	7/7/10	15,640,000	15,640,000	(a)(c)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.260%	7/1/10	3,820,000	3,820,000	(a)
Susans Court, LOC-Citibank N.A.	0.230%	7/7/10	4,000,000	4,000,000	(a)(c)
Target V Apartments, LOC-Citibank N.A.	0.240%	7/7/10	6,500,000	6,500,000	(a)(c)
The Dorado Apartments, LOC-Citibank N.A.	0.240%	7/7/10	3,470,000	3,470,000	(a)(c)
New York City, NY, HDC, Multi-Family Revenue, 941 Hoe Avenue Apartments, LOC-Key Bank N.A.	0.250%	7/7/10	6,660,000	6,660,000	(a)(c)
New York City, NY, HDC, Residential Revenue, Queens College, LOC-RBS Citizens N.A., FHLB	0.270%	7/1/10	11,455,000	11,455,000	(a)
New York State HFA:
10 Liberty, FHLMC, LIQ-FHLMC	0.190%	7/7/10	2,400,000	2,400,000	(a)
Victory Housing, LIQ-FHLMC	0.250%	7/7/10	12,400,000	12,400,000	(a)(c)
New York State Housing Finance Agency Revenue:
345 East 94th Street Associates LLC, LIQ-FHLMC	0.220%	7/7/10	400,000	400,000	(a)(c)
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.330%	7/7/10	19,900,000	19,900,000	(a)(c)
455 West 37th Street, LOC-Landsbank Hessen-Thuringen	0.330%	7/7/10	2,400,000	2,400,000	(a)(c)
80 DeKalb Avenue Housing, LOC-Wells Fargo Bank N.A.	0.190%	7/7/10	3,065,000	3,065,000	(a)
DeKalb Ace Housing, LOC-Wells Fargo Bank N.A.	0.190%	7/7/10	8,320,000	8,320,000	(a)
FNMA, LIQ-FNMA	0.200%	7/7/10	2,000,000	2,000,000	(a)
Ocean Park Apartments Housing, LIQ-FNMA	0.230%	7/7/10	16,220,000	16,220,000	(a)(c)
Prospect Plaza Apartments, LOC-Citibank N.A.	0.270%	7/7/10	7,725,000	7,725,000	(a)(c)
Remeeder Houses, LOC-Citibank N.A.	0.230%	7/7/10	14,125,000	14,125,000	(a)(c)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.240%	7/7/10	3,535,000	3,535,000	(a)
Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.170%	7/7/10	3,200,000	3,200,000	(a)
New York State Housing Finance Agency Service, Contract Revenue, LOC-Bank of America N.A.	0.210%	7/7/10	2,700,000	2,700,000	(a)
New York State Housing Finance Agency, Historic Front Street, LOC-Landesbank Hessen-Thuringen	0.200%	7/7/10	7,300,000	7,300,000	(a)
New York, NY, HDC, Residential Montefiore, LOC-JPMorgan Chase	0.230%	7/7/10	5,600,000	5,600,000	(a)
New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen	0.280%	7/7/10	14,900,000	14,900,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Housing: Multi-Family — continued

New York, NY, HDC, Multi-Family Revenue, Aldus St. Apartments, LOC-Keybank N.A.	0.250%	7/7/10	$6,035,000	$6,035,000	(a)(c)

Total Housing: Multi-Family				294,765,000

Housing: Single Family — 8.2%

New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.240%	7/7/10	39,250,000	39,250,000	(a)
188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen	0.300%	7/7/10	11,000,000	11,000,000	(a)(c)
316 11th Avenue Housing, LIQ-FNMA	0.240%	7/7/10	3,900,000	3,900,000	(a)
505 West 37th St., LOC-Landesbank Hessen-Thuringen	0.300%	7/7/10	44,700,000	44,700,000	(a)(c)
Victory Housing, LIQ-FHLMC	0.250%	7/7/10	6,800,000	6,800,000	(a)(c)
West 37th Street, LOC-Landesbank Hessen-Thuringen	0.250%	7/7/10	15,700,000	15,700,000	(a)
New York State Housing Finance Agency Service, Contract Revenue, Refunding, LOC-Landesbank Hessen-Thuringen	0.250%	7/7/10	8,100,000	8,100,000	(a)
New York State Mortgage Agency Revenue:
Homeowner Mortgage, SPA-Dexia Credit Local	0.170%	7/1/10	200,000	200,000	(a)(c)
Homeowner Mortgage, SPA-Dexia Credit Local	0.180%	7/1/10	5,000,000	5,000,000	(a)(c)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.280%	7/1/10	6,490,000	6,490,000	(a)(c)

Total Housing: Single Family				141,140,000

Industrial Revenue — 7.9%

Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.280%	7/1/10	5,700,000	5,700,000	(a)
Delaware County, NY, Industrial Development Agency, Civic Facility Revenue, Delaware Valley Hospital Project, LOC-HSBC Bank USA N.A.	0.270%	7/1/10	5,300,000	5,300,000	(a)
Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale	0.270%	7/7/10	3,700,000	3,700,000	(a)(c)
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.420%	7/1/10	1,870,000	1,870,000	(a)(c)
Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase	0.280%	7/1/10	4,900,000	4,900,000	(a)
Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Cherry Ridge Assisted Living, LOC-HSBC Bank USA N.A.	0.230%	7/1/10	4,270,000	4,270,000	(a)
New York City, NY, IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A., GIC-Bayerische Landesbank	0.160%	7/1/10	50,000,000	50,000,000	(a)
New York City, NY, IDA Revenue, Civic Facilities Revenue, Lycee Francais Development NY Project, LOC-JPMorgan Chase	0.250%	7/1/10	10,850,000	10,850,000	(a)
New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.510%	7/1/10	1,365,000	1,365,000	(a)(c)
New York City, NY, Industrial Development Agency Revenue, FC Hanson Office Associates LLC, LOC-ING Bank NV, Lloyds TSB Bank PLC	0.300%	7/1/10	7,100,000	7,100,000	(a)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.310%	7/1/10	4,990,000	4,990,000	(a)
New York Congregational Nursing, LOC-HSBC Bank USA	0.270%	7/1/10	6,190,000	6,190,000	(a)
Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan Chase	0.340%	7/1/10	4,360,000	4,360,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Industrial Revenue — continued

Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA N.A.	0.270%	7/1/10	$6,625,000	$6,625,000	(a)
Ontario County, NY, IDA, IDR, Dixit Enterprises, LOC-HSBC Bank USA N.A.	0.500%	7/1/10	315,000	315,000	(a)(c)(d)
Putnam County, NY, Industrial Development Agency, Civic Facilities Revenue, United Cerebral Palsy Association of Putnam & Southern Dutchess County, LOC-TD Bank N.A.	0.280%	7/1/10	8,255,000	8,255,000	(a)
Riverhead, NY, IDA, Civic Facility Revenue, Central Suffolk Hospital Project, LOC-HSBC Bank USA N.A.	0.270%	7/1/10	3,000,000	3,000,000	(a)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.250%	7/1/10	1,070,000	1,070,000	(a)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.500%	7/1/10	1,870,000	1,870,000	(a)(c)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.130%	7/1/10	4,200,000	4,200,000	(a)

Total Industrial Revenue				135,930,000

Life Care Systems — 0.9%

New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.270%	7/1/10	14,995,000	14,995,000	(a)

Miscellaneous — 0.6%

New York State Urban Development Corp. Revenue, SPA-Dexia Credit Local	0.290%	7/1/10	10,500,000	10,500,000	(a)

Public Facilities — 3.5%

New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Bank of America N.A.	0.130%	7/1/10	10,200,000	10,200,000	(a)
American Museum, SPA-Wells Fargo Bank N.A.	0.250%	7/1/10	13,300,000	13,300,000	(a)
Asia Society, LOC-JPMorgan Chase	0.240%	7/1/10	3,700,000	3,700,000	(a)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.130%	7/1/10	20,600,000	20,600,000	(a)
Manhattan School of Music, LOC-Wells Fargo Bank N.A.	0.250%	7/1/10	3,700,000	3,700,000	(a)
New York Botanical Garden, LOC-JPMorgan Chase	0.260%	7/1/10	7,200,000	7,200,000	(a)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.140%	7/7/10	2,493,000	2,493,000	(a)

Total Public Facilities				61,193,000

Tax Allocation — 0.8%

Nassau County, NY, Interim Finance Authority:
Sales Tax Secured, SPA-BNP Paribas	0.190%	7/7/10	2,400,000	2,400,000	(a)
Sales Tax Secured, SPA-BNP Paribas	0.230%	7/7/10	8,000,000	8,000,000	(a)
New York State Urban Development Corp. Revenue, SPA-Dexia Credit Local	0.320%	7/1/10	3,100,000	3,100,000	(a)

Total Tax Allocation				13,500,000

Transportation — 8.5%

Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of America N.A.	0.330%	7/1/10	4,680,000	4,680,000	(a)(c)
MTA, NY Dedicated Tax Fund, LOC-KBC Bank NV	0.280%	7/1/10	3,000,000	3,000,000	(a)
MTA, NY, Revenue:
Dedicated Tax, AGM, SPA-Dexia Credit Local	0.380%	7/1/10	14,300,000	14,300,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Transportation — continued

Transportation, LOC-Landesbank Hessen-Thuringen	0.130%	7/1/10	$10,900,000	$10,900,000	(a)
MTA, NY, TECP:
BAN, LOC-ABN AMRO Bank N.V.	0.330%	8/11/10	15,100,000	15,100,000
BAN, LOC-ABN AMRO Bank N.V.	0.370%	9/16/10	12,800,000	12,800,000
BAN, LOC-ABN AMRO Bank N.V.	0.400%	10/7/10	20,100,000	20,100,000
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.500%	4/1/11	880,000	911,822
Triborough Bridge & Tunnel Authority, NY, Revenue:
Refunding, Subordinated, SPA-Dexia Credit Local	0.300%	7/1/10	2,590,000	2,590,000	(a)
SPA-ABN AMRO Bank N.V.	0.270%	7/1/10	47,135,000	47,135,000	(a)
SPA-Dexia Credit Local	0.270%	7/7/10	14,300,000	14,300,000	(a)

Total Transportation				145,816,822

Utilities — 4.1%

Long Island Power Authority, NY, Electric System Revenue:
AGM, SPA-Dexia Credit Local	0.350%	7/1/10	5,600,000	5,600,000	(a)
AGM, SPA-Dexia Credit Local	0.320%	7/5/10	1,300,000	1,300,000	(a)
AGM, SPA-Dexia Credit Local	0.300%	7/6/10	3,400,000	3,400,000	(a)
AGM, SPA-Dexia Credit Local	0.290%	7/7/10	11,000,000	11,000,000	(a)
Long Island, NY, Power Authority, Subordinated, LOC-State Street Bank & Trust Co.	0.130%	7/1/10	3,000,000	3,000,000	(a)
New York State Power Authority, TECP:
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.320%	7/8/10	3,100,000	3,100,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.300%	8/5/10	3,100,000	3,100,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.270%	8/12/10	16,800,000	16,800,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.330%	8/18/10	6,700,000	6,700,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.320%	8/19/10	7,800,000	7,800,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.330%	9/8/10	5,800,000	5,800,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.340%	9/14/10	2,640,000	2,640,000

Total Utilities				70,240,000

Water & Sewer — 6.1%

Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue, LOC-JPMorgan Chase	0.180%	7/7/10	10,000,000	10,000,000	(a)
New York City, NY, MFA, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.140%	7/1/10	34,110,000	34,110,000	(a)
Second General Resolution, SPA-Fortis Bank S.A.	0.100%	7/1/10	26,850,000	26,850,000	(a)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.360%	7/1/10	11,200,000	11,200,000	(a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Water & Sewer — continued

Second Generation Resolution, SPA-Bank of Nova Scotia	0.170%	7/1/10	$1,650,000	$1,650,000	(a)
SPA-Landesbank Hessen-Thuringen	0.130%	7/1/10	5,950,000	5,950,000	(a)
SPA-Lloyds TSB Bank PLC	0.130%	7/1/10	14,800,000	14,800,000	(a)

Total Water & Sewer				104,560,000

TOTAL INVESTMENTS — 103.7% (Cost — $1,786,016,436#)				1,786,016,436
Liabilities in Excess of Other Assets — (3.7)%				(63,612,791)

TOTAL NET ASSETS — 100.0%				$1,722,403,645

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Security is purchased on a when-issued basis.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CSD	- Central School District
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GIC	- Guaranteed Investment Contract
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LGAC	- Local Government Assistance Corporation
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
RAN	- Revenue Anticipation Notes
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
XLCA	- XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	June 30, 2010

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

Ratings Table*

S&P/Moody’s**
A-1	63.1%
VMIG 1	23.8
NR	11.6
SP-1	0.6
AA/Aa	0.5
MIG 1	0.4

100.0%

*As a percentage of total investments.
** S&P primary rating; Moody’s secondary.
See pages 10 through 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B,
CCC,
CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated” Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited) (continued)

Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—

A short-term obligation rated “A-1”is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” rated by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” rated by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” rated by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Short-Term Security Ratings (unaudited)(continued)

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SC	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$ 1,786,016,436	-	$ 1,786,016,436

†See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Notes to Schedule of Investments (unaudited) (continued)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in Swaps, Options or Futures and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2010